Loans Receivable and Allowance for Loan Losses (Loans Acquired and Accounted for in Accordance with ASC 310-30) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loans Receivable and Allowance for Loan Losses [Abstract]
Acquired Loans with Specific Evidence of Deterioration in Credit Quality, Outstanding Balance	$ 1,821	$ 498
Acquired Loans with Specific Evidence of Deterioration in Credit Quality, Carrying Amount	1,386	$ 498
Certain Loans and Debt Securities Acquired in Transfer, Allowance for Credit Losses Due to Subsequent Impairment	$ 0